Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Significant unobservable inputs (Level 3) to determine fair value
Unrealized gain (loss) on future policy benefits and claims	$ 157	$ 2
Unrealized gain (loss) on derivatives	145	(9)
Unrealized gain (loss) on derivatives liability	(4)
Unrealized gain (loss) on other investments	(2)	316
Fair value of fixed maturity securities that were determined using non binding broker quotes	43,700	37,591
Fixed Maturity Securities Held At Fair Value [Member]
Significant unobservable inputs (Level 3) to determine fair value
Fair value of fixed maturity securities that were determined using non binding broker quotes	$ 1,000	$ 1,100